Stock-Based Compensation - Incentive Plan Details (Details) - shares shares in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Number of additional shares for the plan			0	0	0
Stock based compensation, amortization period			4 years
Performance-based restricted shares
Stock-Based Compensation
Stock based compensation, amortization period			1 year
2014 Plan
Stock-Based Compensation
Ordinary shares reserved for issuance		4,600
Number of additional shares for the plan		1,000
Term of share incentive plan	10 years
One-time percentage increase on January 1, 2015 for maximum aggregate number of shares which may be issued (as a percent)	10.00%